Discontinued Operations (Details) $ in Thousands	6 Months Ended	12 Months Ended			13 Months Ended
	Jun. 30, 2020 Vessel	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 Segment
Discontinued Operations [Abstract]
Number of reportable segments | Segment		1			2
Number of tanker vessels acquired | Vessel	2
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Total major classes of current assets of discontinued operations		$ 47	$ 228
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Total major classes of current liabilities of discontinued operations		120	316
Container Segment [Member] | Discontinued Operations [Member]
Items Constituting Net Income / (Loss) from Discontinued Operations [Abstract]
Time-charter revenues		0	4,238	$ 20,545
Voyage expenses		0	(188)	(987)
Vessels' operating expenses		0	(2,336)	(10,199)
Depreciation and amortization of deferred charges		0	(99)	(2,901)
Management fees		0	(116)	(5)
Impairment losses		0	(339)	(31,629)
Gain / (loss) on vessels' sale		0	319	(127)
Other Income		400	0	0
Foreign currency gains / (losses)		0	3	(11)
Net income/ (loss) from discontinued operations		400	1,482	$ (25,314)
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Cash and cash equivalents		1	13
Accounts receivable, trade		17	110
Prepaid expenses and other assets		29	105
Total major classes of current assets of discontinued operations		47	228
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Accounts payable, trade and other		115	207
Accrued liabilities		5	109
Total major classes of current liabilities of discontinued operations		$ 120	$ 316